UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/19
1 - 7	70.2
8 - 30	4.2
31 - 60	5.3
61 - 90	0.7
91 - 180	9.5
> 180	10.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
Variable Rate Demand Notes (VRDNs)	41.7%
Tender Option Bond	17.7%
Other Municipal Security	38.7%
Investment Companies	1.4%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yields

2/28/19
Fidelity® Municipal Money Market Fund	1.39%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 41.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.98% 3/7/19, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.83% 3/7/19, VRDN (a)	35,950	35,950
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.79% 3/1/19, VRDN (a)(b)	7,200	7,200
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.79% 3/1/19, VRDN (a)(b)	16,700	16,700
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	20,700	20,700
		129,565
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.83% 3/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	13,975	13,975
Arizona - 1.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.78% 3/7/19, VRDN (a)	11,650	11,650
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.75% 3/7/19, LOC Freddie Mac, VRDN (a)	200	200
FNMA:
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,980	1,980
(San Angelin Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	9,100	9,100
(San Fernando Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	13,300	13,300
(San Lucas Apts. Proj.) Series 2003, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	13,700	13,700
(San Martin Apts. Proj.) Series A1, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
(San Miguel Apts. Proj.) Series 2003, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
(San Remo Apts. Proj.) Series 2002, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,050	7,050
(Sands Apts. Proj.) Series 2001 A, 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	2,185	2,185
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,500	4,500
Series A, 1.85% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	2,350	2,350
		94,615
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.98% 3/7/19, VRDN (a)(b)	10,200	10,200
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.86% 3/7/19, LOC Fannie Mae, VRDN (a)	5,960	5,960
		16,160
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.85% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	285	285
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.75% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	12,035	12,035
FNMA:
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	13,325	13,325
(Timberleaf Apts. Proj.) 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	11,165	11,165
		50,810
Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2016 C, 1.83% 3/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	76,350	76,350
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.82% 3/1/19, VRDN (a)(b)	1,200	1,200
Series 1999 A, 1.83% 3/7/19, VRDN (a)	15,730	15,730
Series 1999 B, 1.88% 3/7/19, VRDN (a)(b)	5,600	5,600
		22,530
District Of Columbia - 0.1%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 1.89% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	4,940	4,940
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.88% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,440	4,440
		9,380
Florida - 2.6%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	9,155	9,155
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	5,500	5,500
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.77% 3/1/19, VRDN (a)(b)	20,420	20,420
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(George Washington Carver Apts. Proj.) Series 2005, 1.76% 3/7/19, LOC PNC Bank NA, VRDN (a)(b)	3,285	3,285
(Summer Lakes Phase II Apts. Proj.) 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	10,950	10,950
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 1.83% 3/7/19, LOC Citibank NA, VRDN (a)(b)	80	80
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.83% 3/7/19, LOC Citibank NA, VRDN (a)(b)	100	100
(Savannah Springs Apts. Proj.) Series G, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	12,545	12,545
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	10,620	10,620
(Meridian Pointe Apts. Proj.) Series 2005, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	9,900	9,900
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 1.81% 3/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	68,510	68,510
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.77% 3/1/19, VRDN (a)(b)	4,630	4,630
Orange County Hsg. Fin. Auth. Multi-family Rev. (Alta Westgate Apts. Proj.) Series C, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	11,255	11,255
FNMA:
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 1.83% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,325	6,325
Series 2006 H, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,995	5,995
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters Run Apts. Proj.) Series 2002 A, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,520	1,520
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,835	7,835
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.77% 3/7/19, LOC Fannie Mae, VRDN (a)	900	900
		189,525
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.8% 3/1/19, VRDN (a)	7,600	7,600
Series 2012, 1.85% 3/1/19, VRDN (a)(b)	9,220	9,220
Series 2018, 1.78% 3/1/19, VRDN (a)	8,900	8,900
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 1.82% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Heard County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.79% 3/1/19, VRDN (a)	8,000	8,000
Series 2007, 1.83% 3/1/19, VRDN (a)(b)	9,300	9,300
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.77% 3/1/19, VRDN (a)(b)	14,160	14,160
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1.78% 3/7/19, VRDN (a)(b)	63,400	63,400
FHLMC:
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	19,550	19,550
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	12,885	12,885
FNMA:
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 1.83% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	8,500	8,500
		175,205
Illinois - 1.5%
Chicago Midway Arpt. Rev. Series 2014 C, 1.85% 3/7/19, LOC Barclays Bank PLC, VRDN (a)(b)	73,710	73,710
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 1.87% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	1,200	1,200
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 1.79% 3/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,370	6,370
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 1.79% 3/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,640	10,640
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	8,555	8,555
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.85% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		106,475
Indiana - 0.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.82% 3/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	10,940	10,940
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	12,950	12,950
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	11,500	11,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	13,480	13,480
Series I, 1.84% 3/7/19, VRDN (a)	6,200	6,200
		55,070
Iowa - 1.9%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 1.78% 3/7/19, VRDN (a)(b)	30,000	30,000
(MidAmerican Energy Proj.) Series 2008 A, 1.78% 3/7/19, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.78% 3/7/19, VRDN (a)(b)	59,000	59,000
		134,100
Kansas - 0.9%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.95% 3/7/19, VRDN (a)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2% 3/7/19, VRDN (a)	6,600	6,600
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 1.88% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 1.91% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.8% 3/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,600	9,600
		65,500
Kentucky - 4.3%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.85% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	37,500	37,500
Series 2006 B, 1.81% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	33,600	33,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 1.77% 3/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.77% 3/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	70,000	70,000
Series 1993 B, 1.77% 3/7/19 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	40,000	40,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.82% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	2,400	2,400
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.85% 3/7/19, VRDN (a)(b)	106,000	106,000
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 1.78% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	12,565	12,565
		309,935
Louisiana - 1.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.81% 3/7/19, VRDN (a)(b)	14,000	14,000
Series 2003, 1.81% 3/7/19, VRDN (a)(b)	15,850	15,850
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	23,735	23,735
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	46,460	46,460
		100,045
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.79% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	13,700	13,700
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 1.85% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Missouri - 0.1%
FNMA Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	10,400	10,400
Nebraska - 1.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	10,250	10,250
Series 2015 D, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	29,270	29,270
Series 2016 D, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,085	7,085
Series 2018 D, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	22,615	22,615
Series B, 1.83% 3/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	26,200	26,200
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.98% 3/7/19, VRDN (a)(b)	1,200	1,200
		96,620
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 A2, 1.8% 3/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,100	3,100
Series 2008 C1, 1.8% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	5,000	5,000
Series 2008 C2, 1.8% 3/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	19,500	19,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.83% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	44,195	44,195
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.8% 3/7/19, VRDN (a)(b)	12,400	12,400
Series 2016 E, 1.9% 3/7/19, VRDN (a)(b)	7,800	7,800
		91,995
New York - 7.0%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (15 East Clark Place Apts. Proj.) Series A, 1.8% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,330	5,330
New York City Transitional Fin. Auth. Rev. Series 2003 A2, 1.75% 3/4/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	37,105	37,105
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A2, 1.85% 3/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	31,700	31,700
Series 2010 A, 1.8% 3/7/19, LOC Bank of Nova Scotia, VRDN (a)(b)	18,500	18,500
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2005 A, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	50,000	50,000
(Clinton Green South Hsg. Proj.):
Series 2005 A, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	49,000	49,000
Series 2006 A, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	34,700	34,700
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
Series 2002 A, 1.8% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	3,500	3,500
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,200	1,200
New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	89,500	89,500
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	105,185	105,185
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	22,600	22,600
(East 39th Street Hsg. Proj.) Series 1999 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Worth Street Hsg. Proj.) Series A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	47,600	47,600
		510,420
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	1,500	1,500
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.8% 3/7/19, LOC Northern Trust Co., VRDN (a)	1,500	1,500
Oregon - 0.3%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 1.83% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	3,060	3,060
(New Columbia - Trouton Proj.) Series 2005, 1.83% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	5,015	5,015
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.85% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	12,800	12,800
		20,875
Pennsylvania - 0.1%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.85% 3/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 2.14% 3/7/19, LOC RBS Citizens NA, VRDN (a)	745	745
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.82% 3/7/19, LOC RBS Citizens NA, VRDN (a)	2,645	2,645
		10,295
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.98% 3/7/19, VRDN (a)(b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.85% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,300	14,300
		15,300
South Dakota - 0.1%
FNMA South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 1.85% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,185	5,185
Tennessee - 0.9%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 1.77% 3/7/19, VRDN (a)(b)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 1.84% 3/7/19, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 1.79% 3/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000	10,000
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		66,300
Texas - 4.6%
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.79% 3/7/19, LOC Citibank NA, VRDN (a)(b)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.81% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.8% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,200	21,200
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 1.8% 3/7/19, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 1.9% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,520	6,520
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.98% 3/7/19, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 1.81% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 1.81% 3/7/19, VRDN (a)(b)	14,200	14,200
Series 2001, 1.81% 3/7/19, VRDN (a)(b)	21,000	21,000
Series 2002, 1.81% 3/7/19, VRDN (a)(b)	22,000	22,000
Series 2012, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	9,100	9,100
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.78% 3/7/19 (Total SA Guaranteed), VRDN (a)	2,600	2,600
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.82% 3/7/19 (Total SA Guaranteed), VRDN (a)(b)	10,000	10,000
Texas Gen. Oblig.:
Series 2003 B, 1.85% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	21,675	21,675
Series 2004 B, 1.85% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,705	8,705
FHLMC Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.78% 3/7/19, LOC Freddie Mac, VRDN (a)(b)	7,150	7,150
FNMA:
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,970	4,970
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,580	6,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	12,215	12,215
(Louetta Village Apts. Proj.) Series 2005, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,780	5,780
(Primrose Aldine Bender Apt. Proj.) Series 2004, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,910	6,910
(Primrose at Bammel Apts. Proj.) Series 2005, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,280	7,280
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Little Nell Apts. Proj.) Series 2003, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	10,800	10,800
(Mayfair Park Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	2,895	2,895
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	10,900	10,900
(Chisholm Trail Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,550	4,550
(Pinnacle Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	12,665	12,665
(Residences at Sunset Pointe Proj.) Series 2006, 1.86% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	5,480	5,480
(Windshire Apts. Proj.) Series 2007, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	12,700	12,700
Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	10,200	10,200
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	8,585	8,585
		333,020
Utah - 0.1%
FNMA Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	8,485	8,485
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.74% 3/7/19, LOC Bank of America NA, VRDN (a)	3,225	3,225
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	19,920	19,920
		23,145
Washington - 2.4%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.85% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	16,005	16,005
Port of Seattle Rev.:
Series 1997, 1.79% 3/7/19, LOC Bank of America NA, VRDN (a)(b)	29,880	29,880
Series 2008, 1.79% 3/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,185	4,185
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 1.81% 3/7/19, LOC Bank of America NA, VRDN (a)	25,000	25,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 1.79% 3/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	19,250	19,250
(The Lodge at Eagle Ridge Proj.) Series A, 1.78% 3/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	9,485	9,485
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	8,700	8,700
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	12,470	12,470
(Highland Park Apts. Proj.) Series A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	9,040	9,040
(Pinehurst Apts. Proj.) Series A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	12,000	12,000
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	7,535	7,535
Series A, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,620	4,620
		173,920
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.83% 3/7/19, VRDN (a)(b)	30,175	30,175
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	28,900	28,900
		59,075
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 1.87% 3/7/19, VRDN (a)(b)	4,200	4,200
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 1.8% 3/7/19, VRDN (a)	1,395	1,395
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.83% 3/7/19, VRDN (a)(b)	20,850	20,850
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.85% 3/7/19, VRDN (a)	600	600
		27,045
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,028,020)		3,028,020

Tender Option Bond - 17.7%
Alabama - 0.0%
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.83% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Alaska - 0.2%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 1.77% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	16,665	16,665
Arizona - 0.2%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 1.87%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,335	5,335
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,925	1,925
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,700	7,700
		14,960
California - 1.2%
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,740	2,740
Series Floaters XF 10 38, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	10,125	10,125
Dignity Health Participating VRDN:
Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800	800
Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	52,400	52,400
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Floaters ZF 05 81, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,360	2,360
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	16,775	16,775
		85,200
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,495	8,495
Series Floaters ZM 03 18, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,025	3,025
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,815	2,815
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XF 10 36, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Series Floaters XG 01 96, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	42,750	42,750
Series Floaters XG 01 97, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,800	1,800
Series Floaters XL 00 83, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	22,300	22,300
Series Floaters XL 00 84, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	11,200	11,200
Series Floaters ZF 06 88, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,900	12,900
Series Floaters ZF 06 89, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,190	2,190
Series Floaters ZF 06 90, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	9,315	9,315
Series Floaters ZF 06 91, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,840	1,840
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.87%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,185	4,185
Univ. of Colorado Enterprise Sys. Rev. Bonds Series Solar 0065, 1.87%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,295	6,295
		131,410
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,675	7,675
Series 2017, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,985	1,985
Series Floaters XL 00 66, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters XM 05 22, 1.8% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XM 07 07, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,600	4,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,455	2,455
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 1.8% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
		28,615
District Of Columbia - 0.4%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,300	6,300
District of Columbia Gen. Oblig. Bonds:
Series 2016 23, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,485	1,485
Series Solar 0035, 1.87%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,480	2,480
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters 024, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,085	9,085
Series Floaters XF 06 94, 1.83% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000	1,000
Series Floaters XF 27 94, 1.79% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,545	1,545
Series Floaters ZM 05 54, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	2,500	2,500
		29,195
Florida - 1.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.87%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Series Solar 0054, 1.87%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,140	2,140
Florida Gen. Oblig. Bonds:
Series Solar 042, 1.87%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	8,200	8,200
Series Solar 2017 37, 1.87%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,870	2,870
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.87%, tender 5/9/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	15,765	15,765
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 1.99%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	3,000	3,000
Participating VRDN Series Floaters ZF 25 03, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)(c)	3,750	3,750
Miami Beach Resort Tax Rev. Participating VRDN Series RBC 15 ZM0119, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,255	9,255
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,040	8,040
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters XM 07 09, 1.79% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,075	2,075
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 1.81% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	6,500	6,500
		83,495
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,800	13,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.87%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,315	6,315
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
		27,415
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.81% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,190	11,190
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.87%, tender 4/18/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,075	5,075
Participating VRDN Series 16 XF0439, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	6,000	6,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,005	4,005
		26,270
Illinois - 1.7%
Chicago Board of Ed. Participating VRDN Series Putters 50 21, 1.78% 3/1/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,100	7,100
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,900	1,900
Series Floaters XF 07 23, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,155	8,155
Series Floaters XG 02 19, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,775	5,775
Series Floaters XM 06 86, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,960	3,960
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,495	2,495
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 1.84% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,782	2,782
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400	4,400
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	17,390	17,390
Series XF 23 38, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,800	10,800
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,800	5,800
Series Floaters XF 10 43, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,950	2,950
Series Floaters XX 10 81, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,000	12,000
Series Floaters YX 10 72, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,625	3,625
Series Floaters YX 10 86, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 15 XM 0078, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,375	15,375
		125,107
Indiana - 0.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,000	13,000
Iowa - 0.0%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.82% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,420	5,420
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 10 24, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,800	8,800
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.78% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	114,600	114,600
Touro Infirmary Participating VRDN Series Floaters ML 70 03, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	4,600	4,600
		119,200
Maryland - 0.4%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500	1,500
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275	7,275
Series XF 10 21, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,300	18,300
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 1.81% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,600	1,600
		28,675
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 09 30, 1.77% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,410	17,410
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.79% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,290	5,290
Series 16 ZM0166, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,240	2,240
		7,530
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.79% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	27,380	27,380
		53,180
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,935	3,935
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, 1.87%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,185	5,185
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Series Floaters XX 10 04, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,710	5,710
		12,295
Nevada - 0.1%
Clark County Fuel Tax Bonds:
Series Solar 0068, 1.87%, tender 4/4/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,560	3,560
Series Solar 17 25, 1.87%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,535	5,535
		9,095
New Jersey - 0.1%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	3,065	3,065
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,100	4,100
		7,165
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XF 10 11, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000	1,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
		6,000
North Carolina - 0.2%
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.87%, tender 5/23/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,720	2,720
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series 15 XF0147, 1.78% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,365	9,365
		17,085
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,200	1,200
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,100	3,100
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,510	7,510
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,610	7,610
Series XG 00 69, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	750	750
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,400	1,400
		21,570
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,800	7,800
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, 1.87%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,880	6,880
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,615	3,615
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.87%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,325	6,325
		16,820
Pennsylvania - 1.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.84% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,920	2,920
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	68,500	68,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,500	11,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,520	5,520
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,415	2,415
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,100	1,100
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,600	2,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,240	1,240
		95,795
South Carolina - 0.3%
Berkeley County School District Bonds Series Solar 17 0030, 1.87%, tender 5/16/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,040	3,040
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 1.87%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,910	7,910
Lancaster County School District Bonds Series Solar 17 21, 1.87%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,580	3,580
Lexington County School District #1 Bonds Series Solar 0058, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,585	3,585
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 20, 1.78% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,480	2,480
		20,595
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XL 00 62, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 1.84% 3/7/19 (Liquidity Facility JPMorgan Chase Bank)(a)(c)	5,000	5,000
		7,320
Texas - 0.9%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,535	5,535
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,310	6,310
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,065	14,065
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.87%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,795	2,795
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.77% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	14,400	14,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 XF0411, 1.79% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.79% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,095	4,095
		64,100
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,900	14,900
Virginia - 0.3%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,500	6,500
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.87%, tender 4/11/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,915	2,915
Univ. of Virginia Gen. Rev. Bonds Series Solar 17 17, 1.87%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,415	3,415
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series 16 XM0142, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,770	6,770
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.94%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,800	2,800
		22,400
Washington - 1.8%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.79% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,600	10,600
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 1.83% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
Series Floaters XM 06 65, 1.84% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	12,700	12,700
Series Floaters ZM 06 69, 1.82% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,100	9,100
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.82% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,100	5,100
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 0055, 1.87%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,140	6,140
Series Solar 17 19, 1.87%, tender 5/30/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,865	3,865
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,730	6,730
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.87%, tender 4/25/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,565	7,565
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 81, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	17,700	17,700
Series Floaters ZM 06 79, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	33,900	33,900
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 24 92, 1.8% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,745	1,745
		128,445
Wisconsin - 0.1%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.87%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,100	3,100
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
		7,300
TOTAL TENDER OPTION BOND
(Cost $1,288,267)		1,288,267

Other Municipal Security - 38.7%
Alabama - 0.3%
Huntsville Health Care Auth. Rev.:
Series 2018, 1.82% 3/5/19, CP	9,600	9,600
Series 2019, 1.71% 4/2/19, CP	13,100	13,100
		22,700
Arizona - 0.4%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/19 (b)	2,255	2,277
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,800	5,859
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.63% 3/7/19, CP	3,200	3,200
1.82% 3/5/19, CP	16,900	16,900
		28,236
California - 1.7%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	75,305	75,305
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 5/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	26,990	26,990
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2019, 1.78% 4/4/19 (Liquidity Facility Royal Bank of Canada), CP	23,600	23,600
		125,895
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	1,500	1,515
Connecticut - 0.7%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	4,175	4,253
Series 2014 H, 5% 11/15/19	1,200	1,224
Series 2017 B, 5% 4/15/19	1,400	1,405
Series 2018 A, 5% 4/15/19	3,400	3,413
Series 2018 B, 5% 4/15/19	13,790	13,842
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 B, 5% 8/1/19	1,150	1,164
Series 2018 B, 5% 10/1/19	10,320	10,490
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,719
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	6,400	6,440
Windham Gen. Oblig. BAN:
Series 2018, 2.25% 3/7/19	4,800	4,800
Series 2019, 3% 8/21/19 (f)	4,900	4,923
		53,673
Florida - 5.9%
Broward County School District TAN Series 2018, 3% 6/12/19	39,200	39,316
Florida Local Govt. Fin. Cmnty. Series A1, 1.65% 3/4/19, LOC JPMorgan Chase Bank, CP	7,400	7,400
Jacksonville Gen. Oblig. Series A, 1.81% 3/5/19, LOC Bank of America NA, CP	9,500	9,500
Miami-Dade County Series A1, 1.89% 6/5/19, LOC Bank of America NA, CP (b)	48,143	48,143
Miami-Dade County Aviation Rev. Series C:
1.88% 3/1/19, LOC Bank of America NA, CP (b)	47,500	47,500
1.89% 6/5/19, LOC Bank of America NA, CP (b)	19,200	19,200
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	138,400	139,640
Pinellas County School District TAN Series 2018, 3% 6/28/19	18,100	18,162
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.04%, tender 9/26/19 (a)(e)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19 (a)(e)	28,900	28,900
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.04%, tender 9/26/19 (a)(e)	42,015	42,015
		427,976
Georgia - 7.0%
Atlanta Arpt. Rev.:
Series D1:
1.86% 3/4/19, LOC Bank of America NA, CP	22,500	22,500
1.95% 3/4/19, LOC Bank of America NA, CP	700	700
Series D2:
1.85% 3/4/19, LOC Bank of America NA, CP (b)	660	660
1.89% 3/4/19, LOC Bank of America NA, CP (b)	93,600	93,600
2% 3/4/19, LOC Bank of America NA, CP (b)	2,600	2,600
Series D3:
1.85% 3/4/19, LOC Bank of America NA, CP	100	100
1.86% 3/4/19, LOC Bank of America NA, CP	3,300	3,300
Series D4:
1.85% 3/4/19, LOC Bank of America NA, CP (b)	100	100
1.89% 3/4/19, LOC Bank of America NA, CP (b)	16,000	16,000
2% 3/4/19, LOC Bank of America NA, CP (b)	270	270
Series F1:
1.9% 3/4/19, LOC Bank of America NA, CP	100	100
1.9% 3/4/19, LOC Bank of America NA, CP	200	200
Series F2:
1.85% 3/4/19, LOC Bank of America NA, CP (b)	130	130
1.9% 3/4/19, LOC Bank of America NA, CP (b)	335	335
1.93% 3/4/19, LOC Bank of America NA, CP (b)	708	708
2% 3/4/19, LOC Bank of America NA, CP (b)	560	560
Series F3:
1.85% 3/4/19, LOC Bank of America NA, CP	100	100
1.9% 3/4/19, LOC Bank of America NA, CP	100	100
1.9% 3/4/19, LOC Bank of America NA, CP	200	200
Series F4:
1.85% 3/4/19, LOC Bank of America NA, CP (b)	170	170
1.9% 3/4/19, LOC Bank of America NA, CP (b)	348	348
1.93% 3/4/19, LOC Bank of America NA, CP (b)	686	686
2% 3/4/19, LOC Bank of America NA, CP (b)	610	610
Series H1, 2.05% 5/31/19, LOC PNC Bank NA, CP	14,800	14,800
Series H2:
1.88% 5/31/19, LOC PNC Bank NA, CP (b)	2,233	2,233
2.1% 5/31/19, LOC PNC Bank NA, CP (b)	45,010	45,010
Series H4, 2.1% 5/31/19, LOC PNC Bank NA, CP (b)	7,853	7,853
Series I1, 1.9% 3/14/19, LOC JPMorgan Chase Bank, CP	100	100
Series I2:
1.95% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	335	335
2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	560	560
Series I3, 1.95% 3/14/19, LOC JPMorgan Chase Bank, CP	158	158
Series I4:
1.9% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	170	170
1.95% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	348	348
2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	610	610
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	91,900	91,900
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	202,420	202,420
		510,574
Illinois - 1.3%
Illinois Fin. Auth. Ed. Rev. Series LOY, 1.85% 3/5/19, LOC PNC Bank NA, CP	13,200	13,200
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.04%, tender 9/26/19 (a)(e)	40,850	40,850
Series 2012 H, 1.83% tender 3/19/19, CP mode	6,000	6,000
Series 2018, 1.84% tender 3/5/19, CP mode	11,860	11,860
Series H, 1.83% tender 3/19/19, CP mode	13,985	13,985
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Bonds Series 2018 A, 5% 1/1/20	500	513
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2017 B, 1.65% tender 3/5/19, CP mode	5,300	5,300
		91,708
Indiana - 0.3%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	5,100	5,100
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	20,000	20,000
		25,100
Kansas - 0.5%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2018 I, 1.75% 3/1/19	33,600	33,600
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	4,600	4,600
Maryland - 0.2%
Baltimore County Gen. Oblig. BAN Series 2018:
4% 3/18/19	4,550	4,555
4% 3/18/19	4,200	4,204
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	6,600	6,656
		15,415
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.6% tender 3/18/19 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	8,800	8,800
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1, 1.65% tender 3/6/19, CP mode	1,045	1,045
Series H2, 1.62% tender 3/7/19, CP mode	5,000	5,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.85% tender 3/27/19, CP mode	1,800	1,800
Massachusetts Port Auth. Rev. Series 12B, 1.87% 4/3/19, LOC TD Banknorth, NA, CP (b)	5,700	5,700
		22,345
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19(a)(e)	17,245	17,245
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	17,300	17,475
Univ. of Michigan Rev.:
Bonds Series 09B, 1.81% tender 3/5/19, CP mode	16,900	16,900
Series K1:
1.79% 3/5/19, CP	5,345	5,345
1.79% 3/11/19, CP	2,800	2,800
		59,765
Minnesota - 0.0%
Univ. of Minnesota Gen. Oblig. Series G, 1.66% 3/4/19, CP	3,400	3,400
Missouri - 0.2%
Curators of the Univ. of Missouri Series A:
1.81% 3/4/19, CP	3,570	3,570
1.82% 4/3/19, CP	7,500	7,500
		11,070
Montana - 0.2%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	3,400	3,400
Series 2007, 1.65%, tender 3/1/19 (a)	8,385	8,385
Series 2013, 1.65%, tender 3/1/19 (a)	4,615	4,615
		16,400
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev.:
Series 06B, 1.82% 3/5/19, CP	5,800	5,800
Series A:
1.82% 3/4/19, CP	5,900	5,900
1.84% 4/3/19, CP	6,000	6,000
1.84% 4/5/19, CP	5,800	5,800
		23,500
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.82% 3/5/19, LOC Wells Fargo Bank NA, CP	4,045	4,045
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	22,700	22,700
1.9% tender 3/27/19, CP mode (b)	9,290	9,290
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	21,200	21,200
		53,190
New Jersey - 1.4%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	4,450	4,493
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	28,000	28,278
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	10,500	10,556
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,566	2,569
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 A, 3% 4/22/19	12,555	12,576
Series 2018 B, 3% 4/22/19	10,070	10,086
Camden County BAN Series 2018 A, 3% 10/23/19	6,300	6,338
East Windsor Township Gen. Oblig. BAN Series 2018, 3.5% 12/6/19	8,200	8,277
Hopatcong Borough Gen. Oblig. BAN Series 2018, 3% 7/25/19	5,561	5,585
Morris Township Gen. Oblig. BAN Series 2018, 3% 9/5/19	10,666	10,726
		99,484
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	9,025	9,026
New York - 2.0%
Albany City School District BAN Series 2018 B, 3% 8/2/19	8,897	8,942
Burnt Hills Ballston Lake NY BAN Series 2018, 3% 6/21/19	27,400	27,500
Harborfields Central School District Greenlawn TAN Series 2018, 3% 6/21/19	18,000	18,063
Kings Park Central School District:
BAN Series 2018, 3% 9/13/19	9,000	9,053
TAN Series 2018, 3% 6/21/19	16,000	16,056
Lindenhurst Unified Free School District TAN Series 2018, 3% 6/26/19	23,000	23,085
North Colonie Central School District BAN Series 2018, 3% 7/19/19	28,000	28,127
Vestal Gen. Oblig. BAN Series 2018, 3% 5/10/19	10,684	10,706
		141,532
Ohio - 0.5%
Butler County Gen. Oblig. BAN:
Series 2018, 3% 7/25/19	3,070	3,084
Series 2019, 3% 1/23/20	2,600	2,622
Dublin City School District BAN Series 2018 B, 4.25% 4/1/19	2,000	2,004
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,200	2,222
Indian Valley Loc School District BAN Series 2019, 2.5% 2/11/20	2,500	2,511
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,600	6,601
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,500	2,505
Miamisburg Gen. Oblig. BAN Series 2017, 3% 6/25/19 (Ohio Gen. Oblig. Guaranteed)	4,000	4,015
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	2,300	2,306
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,650	1,655
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	5,342	5,372
Worthington City School District BAN Series 2018, 3% 4/15/19	2,800	2,803
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,230	1,237
		38,937
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 2.09%, tender 9/26/19 (a)(e)	20,415	20,415
Oregon - 0.2%
Port of Portland Arpt. Rev. Series B, 1.7% 4/3/19, LOC Barclays Bank PLC, CP (b)	13,700	13,700
South Carolina - 0.4%
Charleston County School District Bonds Series 2018, 5% 3/1/19	29,100	29,100
Tennessee - 0.2%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.75% 4/12/19, LOC State Street Bank & Trust Co., Boston, CP	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,650	3,650
		13,750
Texas - 11.7%
Austin Elec. Util. Sys. Rev. Series A:
1.63% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	70,555	70,555
1.69% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	24,700	24,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 9/26/19 (a)(e)	33,900	33,900
Series 2014 B, 2.32%, tender 12/1/19 (a)	3,500	3,503
Series B3, 1.8% tender 3/5/19, CP mode	19,900	19,900
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.65% 3/14/19 (Liquidity Facility JPMorgan Chase Bank), CP	775	775
1.83% 3/14/19 (Liquidity Facility JPMorgan Chase Bank), CP	2,800	2,800
Harris County Gen. Oblig.:
Series 2018, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	17,400	17,400
Series A1, 1.82% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,301	6,301
Series D:
1.69% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
1.81% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	600	600
Series E1, 1.58% 3/14/19, LOC Landesbank Hessen-Thuringen, CP	13,600	13,600
Series E2, 1.58% 3/14/19, LOC Barclays Bank PLC, CP	8,600	8,600
Harris County Metropolitan Trans. Auth. Series A1:
1.7% 3/21/19 (Liquidity Facility JPMorgan Chase Bank), CP	17,600	17,600
1.8% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	11,600	11,600
1.8% 3/28/19 (Liquidity Facility JPMorgan Chase Bank), CP	10,450	10,450
Houston Arpt. Sys. Rev.:
Series A:
1.68% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,900	1,900
1.73% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	8,600	8,600
1.85% 3/5/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	4,700	4,700
1.85% 4/4/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	5,800	5,800
1.86% 3/12/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,900	1,900
Series D, 1.85% 3/7/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	10,873	10,873
Houston Gen. Oblig.:
Series E1:
1.75% 3/14/19, LOC Citibank NA, CP	2,000	2,000
1.8% 3/5/19, LOC Citibank NA, CP	2,400	2,400
Series G2:
1.7% 3/12/19, LOC Barclays Bank PLC, CP	3,300	3,300
1.85% 3/27/19, LOC Barclays Bank PLC, CP	2,000	2,000
Lower Colorado River Auth. Rev.:
Series 2018, 1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,645	4,645
Series 2019, 1.8% 3/19/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 2.4%, tender 5/31/19 (a)(b)(g)	77,800	77,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.04%, tender 9/26/19 (a)(e)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.04%, tender 9/26/19 (a)(e)	31,000	31,000
Texas A&M Univ. Rev. Series B, 1.63% 3/4/19, CP	6,400	6,400
Texas Gen. Oblig.:
Bonds Series 2012, 5.5% 8/1/19 (b)	2,400	2,433
TRAN Series 2018, 4% 8/29/19	345,710	349,223
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.62% 3/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,100	4,100
1.63% 3/6/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,800	8,800
1.81% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
1.82% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,300	10,300
1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.81% 3/7/19, CP	2,000	2,000
1.84% 4/12/19, CP	9,900	9,900
Upper Trinity Reg'l. Wtr. District Series 2019, 1.65% 3/5/19, LOC Bank of America NA, CP	6,300	6,300
		850,458
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev.:
Series 2019:
1.63% 3/7/19, CP	4,200	4,200
1.69% 3/5/19, CP	2,600	2,600
Series 97:
1.81% 3/5/19, CP	2,500	2,500
1.84% 4/3/19, CP	1,800	1,800
		11,100
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	4,200	4,211
Wisconsin Gen. Oblig.:
Bonds Series 2007 1, 5% 5/1/19	1,310	1,317
Series 13A, 1.8% 3/4/19 (Liquidity Facility BMO Harris Bank NA), CP	29,410	29,410
Series 16A, 1.8% 3/4/19 (Liquidity Facility BMO Harris Bank NA), CP	3,790	3,790
Series 2006 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	3,100	3,100
Series 2016 A, 1.62% 3/5/19 (Liquidity Facility BMO Harris Bank NA), CP	3,900	3,900
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (a)	2,000	2,010
Wisconsin Trans. Rev. Series 2013 A, 1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,400	4,400
		52,138
TOTAL OTHER MUNICIPAL SECURITY
(Cost $2,814,347)		2,814,347
	Shares (000s)	Value (000s)

Investment Company - 1.4%
Fidelity Municipal Cash Central Fund, 1.78% (h)(i)
(Cost $104,048)	104,038	104,048
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $7,234,682)		7,234,682
NET OTHER ASSETS (LIABILITIES) - 0.5%		35,149
NET ASSETS - 100%		$7,269,831

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,300,000 or 3.1% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,800,000 or 1.1% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$68,500
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$11,500
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$5,535
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters 002, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$1,900
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$2,495
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$8,495
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$800
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.99%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/18/18	$14,065
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 2/19/19	$17,390
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$5,520
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 7/13/18	$7,510
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/29/17 - 1/25/18	$3,935
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	7/17/12 - 8/1/16	$16,775
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$7,610
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.94%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/3/18 - 10/9/18	$1,100
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	8/11/16 - 11/10/16	$2,600
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$1,240
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$6,730
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.94%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,800
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.91%, tender 4/25/19 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 2/18/16	$33,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,441
Total	$1,441

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,130,634)	$7,130,634
Fidelity Central Funds (cost $104,048)	104,048
Total Investment in Securities (cost $7,234,682)		$7,234,682
Cash		5
Receivable for investments sold		38,232
Receivable for fund shares sold		2,621
Interest receivable		31,970
Distributions receivable from Fidelity Central Funds		186
Prepaid expenses		9
Other receivables		214
Total assets		7,307,919
Liabilities
Payable for investments purchased
Regular delivery	$17,994
Delayed delivery	4,923
Payable for fund shares redeemed	12,062
Distributions payable	301
Accrued management fee	1,565
Other affiliated payables	992
Other payables and accrued expenses	251
Total liabilities		38,088
Net Assets		$7,269,831
Net Assets consist of:
Paid in capital		$7,271,439
Total distributable earnings (loss)		(1,608)
Net Assets, for 7,259,861 shares outstanding		$7,269,831
Net Asset Value, offering price and redemption price per share ($7,269,831 ÷ 7,259,861 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$64,527
Income from Fidelity Central Funds		1,441
Total income		65,968
Expenses
Management fee	$9,916
Transfer agent fees	5,946
Accounting fees and expenses	322
Custodian fees and expenses	29
Independent trustees' fees and expenses	19
Registration fees	65
Audit	24
Legal	8
Miscellaneous	14
Total expenses before reductions	16,343
Expense reductions	(19)
Total expenses after reductions		16,324
Net investment income (loss)		49,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66
Total net realized gain (loss)		66
Net increase in net assets resulting from operations		$49,710

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,644	$83,305
Net realized gain (loss)	66	(1,232)
Net increase in net assets resulting from operations	49,710	82,073
Distributions to shareholders	(49,730)	–
Distributions to shareholders from net investment income	–	(83,306)
Total distributions	(49,730)	(83,306)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	673,071	1,180,415
Reinvestment of distributions	47,634	79,839
Cost of shares redeemed	(1,670,105)	(4,097,142)
Net increase (decrease) in net assets and shares resulting from share transactions	(949,400)	(2,836,888)
Total increase (decrease) in net assets	(949,420)	(2,838,121)
Net Assets
Beginning of period	8,219,251	11,057,372
End of period	$7,269,831	$8,219,251
Other Information
Distributions in excess of net investment income end of period		$(52)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.009	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.009	.004	–A	–A	–A
Distributions from net investment income	(.006)	(.009)	(.004)	–A	–A	–A
Distributions from net realized gain	–A	–	–A	–A	–A	–A
Total distributions	(.006)	(.009)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.64%	.89%	.42%	.04%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.42%F	.41%	.40%	.41%	.40%	.40%
Expenses net of fee waivers, if any	.42%F	.41%	.40%	.18%	.06%	.09%
Expenses net of all reductions	.42%F	.41%	.40%	.18%	.06%	.09%
Net investment income (loss)	1.29%F	.87%	.41%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$7,270	$8,219	$11,057	$16,719	$27,987	$28,648

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $213 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$7,234,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,552)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $19.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.42%	$1,000.00	$1,006.40	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Municipal Money Market Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Municipal Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
37
38
36
35
34
34
33
33
31
32
26
26
26
26
26
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	27%	28%	30%	33%	39%
Funds	148	138	121	90	72
ASPG Quartile	2nd	2nd	2nd	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MMM-SANN-0419
1.703548.121

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2019

% of fund's net assets
Education	22.3
General Obligations	21.6
Health Care	18.9
Special Tax	10.4
Transportation	9.1

Quality Diversification (% of fund's net assets)

As of February 28, 2019
AAA	1.7%
AA,A	93.7%
BBB	1.1%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount	Value
Arizona - 98.4%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	605,435
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	497,030
Series 2015 A, 5% 7/1/35	2,215,000	2,531,811
Series 2015 B, 5% 7/1/31	1,525,000	1,764,349
Series 2015 D:
5% 7/1/34	500,000	573,405
5% 7/1/35	900,000	1,028,727
5% 7/1/41	485,000	546,217
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,315,555
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,096,847
Series 2013 A, 5% 10/1/25	1,870,000	2,069,847
Series 2015, 5% 9/1/27	1,500,000	1,755,060
Series 2016, 5% 10/1/21	500,000	541,140
Series 2019 A, 5% 10/1/24 (a)	4,000,000	4,573,400
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	985,000	987,492
5% 7/1/32	470,000	471,076
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,391,462
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.684%, tender 1/1/37 (b)(c)	1,000,000	956,160
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,294,140
5% 12/1/42	2,020,000	2,189,256
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,056,830
Series 2012 A, 5% 1/1/43	2,000,000	2,142,200
Arizona State Lottery Rev. Series 2019, 5% 7/1/29 (a)	2,000,000	2,398,420
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,771,680
Series 2017A, 5% 7/1/31	385,000	457,445
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,348,440
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	409,420
5% 7/1/28	500,000	582,310
5% 7/1/29	455,000	527,281
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	569,760
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 2.7%, tender 8/14/23 (b)(d)	2,000,000	2,026,920
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	790,552
5% 7/1/27	1,300,000	1,483,781
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,104,200
Series 2017:
5% 7/1/30	1,310,000	1,550,608
5% 7/1/32	1,000,000	1,168,870
Glendale Indl. Dev. Auth.:
(Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,006,804
(Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	262,546
5% 7/1/33	435,000	453,309
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,162,060
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,182,150
Maricopa County Indl. Dev. Auth. Series 2019 A:
5% 9/1/33	250,000	288,138
5% 9/1/34	680,000	779,049
5% 9/1/35	395,000	450,229
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2009 A, 6% 7/1/39	1,000,000	1,012,820
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,433,500
5% 1/1/38	1,215,000	1,366,280
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	250,758
6% 1/1/48 (e)	500,000	503,985
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	792,017
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	555,950
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	463,292
Series 2010 C, 4% 7/1/29	650,000	710,086
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,156,770
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,528,480
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	414,992
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,279,000
5% 7/1/38	3,850,000	4,373,793
Series 2016, 5% 7/1/39	2,270,000	2,571,501
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	2,000,000	2,238,080
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,095,650
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	460,165
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	911,273
5% 6/1/41	1,250,000	1,322,275
Series 2013, 5% 8/1/27	1,000,000	1,115,820
Series 2014, 5% 6/1/29	500,000	567,930
Series 2015, 5% 6/1/30	1,000,000	1,153,440
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,227,259
5% 7/1/29 (d)	500,000	554,570
Series 2015 A, 5% 7/1/45	4,100,000	4,607,375
Series 2017 A:
5% 7/1/35 (d)	2,425,000	2,765,567
5% 7/1/42 (d)	1,000,000	1,113,640
Series 2017 D, 5% 7/1/31	2,000,000	2,358,220
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,583,740
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,160,580
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,205,820
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,629,195
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	416,111
5% 7/1/27 (d)	400,000	432,512
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,116,150
Series 2014, 5% 12/1/27	1,745,000	1,971,676
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,129,464
Series 2012 A:
5% 7/1/23	30,000	33,177
5% 7/1/25	1,600,000	1,762,352
5% 7/1/26	1,000,000	1,100,110
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,716,105
5% 12/1/45	1,035,000	1,154,936
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	1,978,728
5.25% 12/1/19	1,000,000	1,023,701
5.5% 12/1/29	3,000,000	3,675,000
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	436,372
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	437,371
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,559,917
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,190,639
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,202,466
Series 2016:
5% 7/1/28	315,000	373,262
5% 7/1/29	500,000	589,965
5% 7/1/30	325,000	380,533
5% 7/1/31	375,000	436,196
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 6% 10/1/37 (e)	500,000	545,420
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	514,660
5% 7/1/28 (FSA Insured)	1,000,000	1,135,450
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	626,551
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,469,548
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,158,220
Series 2017, 5% 7/1/34	1,000,000	1,172,970
5% 7/1/27	1,000,000	1,176,900
5% 7/1/28	2,000,000	2,347,300
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,156,640
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,412,456
Series 2014, 5% 8/1/28	1,000,000	1,142,610
Series 2015 A 5% 6/1/30	2,500,000	2,896,175
5% 6/1/38	1,000,000	1,138,420
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,052,500
Series 2012 A, 5.25% 8/1/33	2,000,000	2,191,860
Series 2016, 5% 8/1/36	1,305,000	1,444,283
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,273,600

TOTAL ARIZONA		161,617,540

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	200,000	227,748
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	429,768

TOTAL GUAM		657,516

TOTAL MUNICIPAL BONDS
(Cost $157,345,498)		162,275,056

Municipal Notes - 2.6%
Arizona - 2.6%
Arizona Health Facilities Auth. Rev. Series 2015 B, 1.7% 3/1/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	310,000	$310,000
Phoenix Indl. Dev. Auth. Health Care Facilities (Mayo Clinic Proj.) Series 2014 A, 1.69% 3/1/19 (Liquidity Facility Bank of America NA), VRDN (b)	4,000,000	4,000,000
TOTAL MUNICIPAL NOTES
(Cost $4,310,000)		4,310,000
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $161,655,498)		166,585,056
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(2,293,215)
NET ASSETS - 100%		$164,291,841

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,300,163 or 0.8% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	22.3%
General Obligations	21.6%
Health Care	18.9%
Special Tax	10.4%
Transportation	9.1%
Water & Sewer	8.4%
Others* (Individually Less Than 5%)	9.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $161,655,498)		$166,585,056
Cash		3,341,374
Receivable for fund shares sold		5,152
Interest receivable		1,434,034
Other receivables		316
Total assets		171,365,932
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,854,200
Payable for fund shares redeemed	24,476
Distributions payable	120,367
Accrued management fee	75,048
Total liabilities		7,074,091
Net Assets		$164,291,841
Net Assets consist of:
Paid in capital		$159,552,334
Total distributable earnings (loss)		4,739,507
Net Assets, for 13,747,297 shares outstanding		$164,291,841
Net Asset Value, offering price and redemption price per share ($164,291,841 ÷ 13,747,297 shares)		$11.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$2,516,454
Expenses
Management fee	$450,682
Independent trustees' fees and expenses	399
Commitment fees	222
Total expenses before reductions	451,303
Expense reductions	(1,032)
Total expenses after reductions		450,271
Net investment income (loss)		2,066,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(247,593)
Total net realized gain (loss)		(247,593)
Change in net unrealized appreciation (depreciation) on investment securities		1,957,116
Net gain (loss)		1,709,523
Net increase (decrease) in net assets resulting from operations		$3,775,706

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,066,183	$4,398,242
Net realized gain (loss)	(247,593)	387,127
Change in net unrealized appreciation (depreciation)	1,957,116	(5,092,455)
Net increase (decrease) in net assets resulting from operations	3,775,706	(307,086)
Distributions to shareholders	(2,063,727)	–
Distributions to shareholders from net investment income	–	(4,394,356)
Distributions to shareholders from net realized gain	–	(1,204,002)
Total distributions	(2,063,727)	(5,598,358)
Share transactions
Proceeds from sales of shares	6,871,244	25,011,994
Reinvestment of distributions	1,281,548	3,581,986
Cost of shares redeemed	(16,129,810)	(33,871,663)
Net increase (decrease) in net assets resulting from share transactions	(7,977,018)	(5,277,683)
Total increase (decrease) in net assets	(6,265,039)	(11,183,127)
Net Assets
Beginning of period	170,556,880	181,740,007
End of period	$164,291,841	$170,556,880
Other Information
Undistributed net investment income end of period		$74,648
Shares
Sold	581,996	2,097,424
Issued in reinvestment of distributions	108,684	300,483
Redeemed	(1,376,765)	(2,844,414)
Net increase (decrease)	(686,085)	(446,507)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.21	$12.50	$12.12	$12.11	$11.31
Income from Investment Operations
Net investment income (loss)A	.149	.300	.311	.335	.375	.399
Net realized and unrealized gain (loss)	.129	(.309)	(.267)	.498	.018	.831
Total from investment operations	.278	(.009)	.044	.833	.393	1.230
Distributions from net investment income	(.148)	(.300)	(.310)	(.335)	(.375)	(.398)
Distributions from net realized gain	–	(.081)	(.024)	(.118)	(.008)	(.032)
Total distributions	(.148)	(.381)	(.334)	(.453)	(.383)	(.430)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.95	$11.82	$12.21	$12.50	$12.12	$12.11
Total ReturnC,D	2.38%	(.05)%	.43%	7.01%	3.28%	11.06%
Ratios to Average Net AssetsE
Expenses before reductions	.56%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.54%F	2.52%	2.58%	2.73%	3.08%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$164,292	$170,557	$181,740	$192,725	$150,985	$145,784
Portfolio turnover rate	12%F	12%	18%	7%	17%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/19
1 - 7	86.4
8 - 30	2.3
31 - 60	1.1
91 - 180	8.0
> 180	2.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
Variable Rate Demand Notes (VRDNs)	74.2%
Tender Option Bond	7.9%
Other Municipal Security	11.1%
Investment Companies	7.1%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

2/28/19
Fidelity® Arizona Municipal Money Market Fund	1.28%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.2%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.98% 3/7/19, VRDN (a)(b)	$300,000	$300,000
Arizona - 72.1%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 1.78% 3/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	13,600,000	13,600,000
Series 2015 B, 1.7% 3/1/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,345,000	1,345,000
Series 2015 C, 1.72% 3/1/19, LOC Bank of America NA, VRDN (a)	2,300,000	2,300,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.78% 3/7/19, VRDN (a)	9,500,000	9,500,000
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.75% 3/7/19, LOC Freddie Mac, VRDN (a)	4,300,000	4,300,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,305,000	4,305,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,210,000	1,210,000
(San Angelin Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,000
(San Fernando Apts. Proj.) Series 2004, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,200,000	1,200,000
(San Martin Apts. Proj.) Series A2, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Miguel Apts. Proj.) Series 2003, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
(San Remo Apts. Proj.) Series 2002, 1.79% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	6,850,000	6,850,000
(Village Square Apts. Proj.) Series 2004, 1.8% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.81% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	4,680,000	4,680,000
Series A, 1.85% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
		74,010,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	100,000	100,000
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	580,000	580,000
		680,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2% 3/7/19, VRDN (a)	100,000	100,000
St Marys Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.95% 3/7/19, VRDN (a)	200,000	200,000
		300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.94% 3/7/19, VRDN (a)	100,000	100,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.98% 3/7/19, VRDN (a)(b)	200,000	200,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $76,190,000)		76,190,000

Tender Option Bond - 7.9%
Arizona - 6.0%
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.87%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,880,000	1,880,000
Participating VRDN Series ROC II R 11959X, 1.77% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,400,000	2,400,000
		6,180,000
California - 0.7%
Dignity Health Participating VRDN Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700,000	700,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Montana - 0.5%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	510,000	510,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		195,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $8,085,000)		8,085,000

Other Municipal Security - 11.1%
Arizona - 10.1%
Arizona Board of Regents Ctfs. of Prtn. Bonds (Univ. of Arizona Projs.) Series 2015 A, 5% 6/1/19	2,540,000	2,559,667
Arizona Ctfs. of Prtn. Bonds Series 2019 A, 5% 10/1/19 (f)	1,000,000	1,006,620
Maricopa County Indl. Dev. Auth. Bonds Series 2019 A, 5% 9/1/19	1,245,000	1,264,119
Phoenix Civic Impt. Board Arpt. Rev. Bonds:
Series 2013, 5% 7/1/19 (b)	4,000,000	4,040,314
Series 2018, 5% 7/1/19 (b)	525,000	530,154
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,010,117
		10,410,991
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	100,000	100,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	400,000	400,000
1.9% tender 3/27/19, CP mode (b)	100,000	100,000
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	200,000	200,000
		700,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	100,000	100,017
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	100,000	100,018
TOTAL OTHER MUNICIPAL SECURITY
(Cost $11,411,026)		11,411,026
	Shares	Value

Investment Company - 7.1%
Fidelity Municipal Cash Central Fund, 1.78% (g)(h)
(Cost $7,277,869)	7,277,170	7,277,869
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $102,963,895)		102,963,895
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(277,477)
NET ASSETS - 100%		$102,686,418

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,205,000 or 1.2% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$510,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$61,170
Total	$61,170

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $95,686,026)	$95,686,026
Fidelity Central Funds (cost $7,277,869)	7,277,869
Total Investment in Securities (cost $102,963,895)		$102,963,895
Receivable for investments sold		1,000,000
Receivable for fund shares sold		152,771
Interest receivable		182,137
Distributions receivable from Fidelity Central Funds		7,477
Total assets		104,306,280
Liabilities
Payable to custodian bank	$141,507
Payable for investments purchased
Regular delivery	100,000
Delayed delivery	1,006,620
Payable for fund shares redeemed	321,645
Distributions payable	7,542
Accrued management fee	42,548
Total liabilities		1,619,862
Net Assets		$102,686,418
Net Assets consist of:
Paid in capital		$102,685,166
Total distributable earnings (loss)		1,252
Net Assets, for 102,550,727 shares outstanding		$102,686,418
Net Asset Value, offering price and redemption price per share ($102,686,418 ÷ 102,550,727 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$797,804
Income from Fidelity Central Funds		61,170
Total income		858,974
Expenses
Management fee	$262,003
Independent trustees' fees and expenses	256
Total expenses before reductions	262,259
Expense reductions	(265)
Total expenses after reductions		261,994
Net investment income (loss)		596,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,018
Total net realized gain (loss)		4,018
Net increase in net assets resulting from operations		$600,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$596,980	$940,417
Net realized gain (loss)	4,018	(1,839)
Net increase in net assets resulting from operations	600,998	938,578
Distributions to shareholders	(598,021)	–
Distributions to shareholders from net investment income	–	(940,442)
Total distributions	(598,021)	(940,442)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	11,637,311	15,241,482
Reinvestment of distributions	553,044	882,867
Cost of shares redeemed	(16,744,851)	(52,137,656)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,554,496)	(36,013,307)
Total increase (decrease) in net assets	(4,551,519)	(36,015,171)
Net Assets
Beginning of period	107,237,937	143,253,108
End of period	$102,686,418	$107,237,937

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.008	.003	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.002	–A	–A	–A
Total from investment operations	.006	.008	.005	–A	–A	–A
Distributions from net investment income	(.006)	(.008)	(.003)	–A	–A	–A
Distributions from net realized gain	–A	–	(.002)	–A	–	–
Total distributions	(.006)	(.008)	(.005)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.57%	.78%	.48%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.20%	.06%	.09%
Expenses net of all reductions	.50%F	.50%	.50%	.20%	.06%	.09%
Net investment income (loss)	1.15%F	.76%	.29%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$102,686	$107,238	$143,253	$242,046	$400,132	$417,266

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$161,577,880	$5,457,772	$(450,596)	$5,007,176
Fidelity Arizona Municipal Money Market Fund	102,963,895	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Arizona Municipal Money Market Fund	$(2,071)	–	$(2,071)	$(2,071)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to August 31, 2018. Loss deferrals were as follows:

Capital losses
Fidelity Arizona Municipal Income Fund	$(19,562)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $9,691,165 and $10,123,188, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$222

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$1,032
Fidelity Arizona Municipal Money Market Fund	265

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,023.80	$2.76
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,005.70	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Fidelity no longer calculates hypothetical net management fees for the fund and, as a result, the charts do not include hypothetical net management fees for 2017.

Fidelity Arizona Municipal Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017. The Board also noted supplemental information presented for the Board's consideration showing that, if the fund were ranked using a hypothetical net management fee, the fund's management fee rate would rank below the median for 2017.

Fidelity Arizona Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper’s separate categories for state-specific funds with all state and national money market funds to create a single mapped group. The Board considered that Fidelity is the only firm that offers an Arizona money market fund.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Arizona Municipal Income Fund's total expense ratio ranked below the competitive median for 2017 and Fidelity Arizona Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity Arizona Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked equal to the median.

The Board noted that, excluding fee waivers and reimbursements, the fund’s total expense ratio ranked equal to the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AZI-SPZ-SANN-0419
1.700927.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019